Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	150,224,206.39	16,813
Yield Supplement Overcollateralization Amount 05/31/18	2,269,790.78	0
Receivables Balance 05/31/18	152,493,997.17	16,813
Principal Payments	9,650,909.89	446
Defaulted Receivables	355,442.70	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	2,032,060.55	0
Pool Balance at 06/30/18	140,455,584.03	16,343

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	13.40%

Prepayment ABS Speed	1.23%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.76%
Weighted Average APR, Yield Adjusted	5.32%
Weighted Average Remaining Term	24.28

Delinquent Receivables:
Past Due 31-60 days	3,986,122.86	320
Past Due 61-90 days	865,723.78	64
Past Due 91-120 days	141,459.40	12
Past Due 121+ days	0.00	0
Total	4,993,306.04	396

Total 31+ Delinquent as % Ending Pool Balance	3.56%

Recoveries	292,993.55

Aggregate Net Losses/(Gains) - June 2018	62,449.15

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.49%
Prior Net Losses Ratio	0.37%
Second Prior Net Losses Ratio	0.57%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.64%

Flow of Funds	$ Amount

Collections	10,415,377.11
Advances	(436.60)
Investment Earnings on Cash Accounts	17,480.97
Servicing Fee	(127,078.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,305,343.15

Distributions of Available Funds
(1) Class A Interest	161,834.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,768,622.36
(7) Distribution to Certificateholders	341,200.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,305,343.15

Servicing Fee	127,078.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 06/15/18	140,113,315.67
Principal Paid	9,768,622.36
Note Balance @ 07/16/18	130,344,693.31

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2a
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2b
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-3
Note Balance @ 06/15/18	11,783,315.67
Principal Paid	9,768,622.36
Note Balance @ 07/16/18	2,014,693.31
Note Factor @ 07/16/18	0.5691224%

Class A-4
Note Balance @ 06/15/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	107,600,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	20,730,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	195,520.40
Total Principal Paid	9,768,622.36
Total Paid	9,964,142.76

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.07325%
Coupon	2.30325%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	11,194.15
Principal Paid	9,768,622.36
Total Paid to A-3 Holders	9,779,816.51

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1978291
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.8839683
Total Distribution Amount	10.0817974

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0316219
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.5949784
Total A-3 Distribution Amount	27.6266003

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/18	36,954.00
Balance as of 06/30/18	36,517.40
Change	(436.60)

Reserve Account
Balance as of 06/15/18	2,527,722.68
Investment Earnings	3,587.54
Investment Earnings Paid	(3,587.54)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68